Property, Plant and Equipment, Net (Details) - USD ($)	6 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Mar. 31, 2023
Property, Plant and Equipment, Net [Abstract]
Pledged its building with carrying value			$ 1,200,000
Depreciation expense	$ 1,631,109	$ 737,542
Capitalized depreciation in inventories		$ 90,636